Notes to the Profit or Loss Statement - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	€ 0	€ (186,545,176)
Deferred Tax Liability	(6,506,000)	(22,065,000)
Tax losses relative to US tax group	216,600,000
Deferred Tax assets on temporary differences not capitalized	112,400,000
Collaborations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	(137,184,000)
Deferred Tax Liability	0	(531,000)
Financial Liabilities from Future Payments to Royalty Pharma [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(47,465,000)	(43,611,000)
Deferred Tax Liability	0	(2,092,000)
Convertible Bonds [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	(507,000)
Deferred Tax Liability	(8,897,000)	(11,260,000)
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	(802,000)
Deferred Tax Liability	(1,849,000)	(976,000)
Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(12,808,000)	(6,549,000)
Deferred Tax Liability	(195,826,000)	(195,371,000)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	(2,255,000)
Deferred Tax Liability	0	0
Receivables and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	(890,000)
Deferred Tax Liability	(2,562,000)	(1,988,000)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	(239,000)	(108,000)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	(5,880,000)
Deferred Tax Liability	0	0
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	(1,355,000)	0
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(143,949,000)	(179,128,000)
Deferred Tax Liability	0	0
Offsetting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(204,222,000)	(190,261,000)
Deferred Tax Liability	€ (204,222,000)	€ (190,261,000)